INVESTMENTS - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Investments
Equity securities with readily determinable fair values	¥ 231		¥ 1,788
Bank time deposits and financial products	1,958
Total short-term investments	2,189	$ 308	1,788
Equity securities without readily determinable fair values	182		257
Equity-method investments	1,289		1,392
Bank time deposits	812
Total long-term investments	2,564	$ 361	1,945
Accor Hotels ("Accor")
Investments
Equity securities with readily determinable fair values			1,701
Other marketable securities
Investments
Equity securities with readily determinable fair values	231		87
Cjia/Cjia Group
Investments
Equity securities without readily determinable fair values	99		138
Available-for-sale debt securities	281		296
Oravel Stays Private limited ("OYO")
Investments
Equity securities without readily determinable fair values	54		54
Other equity securities without readily determinable fair values
Investments
Equity securities without readily determinable fair values	29		65
AAPC LUB
Investments
Equity-method investments	490		494
Hotel related funds
Investments
Equity-method investments	479		574
Other investments
Investments
Equity-method investments	¥ 320		¥ 324